Accumulated other comprehensive income (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Increase (Decrease) in Accumulated other Comprehensive Income
Balance at beginning of period	SFr (16,635)
Balance at end of period	(16,272)	SFr (16,635)
Gains/(losses) on cash flow hedges
Increase (Decrease) in Accumulated other Comprehensive Income
Balance at beginning of period	(15)	(31)	SFr (11)
Increase/(decrease)	(6)	0	(11)
Increase/(decrease) due to equity method investments	(6)	(15)	4
Reclassification adjustments, included in net income	(8)	31	(13)
Cumulative effect of accounting changes, net of tax	0
Total increase/(decrease)	(20)	16	(20)
Balance at end of period	(35)	(15)	(31)
Cumulative translation adjustments
Increase (Decrease) in Accumulated other Comprehensive Income
Balance at beginning of period	(12,615)	(11,478)	(13,674)
Increase/(decrease)	441	(1,142)	2,196
Increase/(decrease) due to equity method investments	0	(1)	0
Reclassification adjustments, included in net income	79	6	0
Cumulative effect of accounting changes, net of tax	0
Total increase/(decrease)	520	(1,137)	2,196
Balance at end of period	(12,095)	(12,615)	(11,478)
Unrealized gains/(losses) on securities
Increase (Decrease) in Accumulated other Comprehensive Income
Balance at beginning of period	60	64	52
Increase/(decrease)	1	(3)	25
Increase/(decrease) due to equity method investments	0	0	0
Reclassification adjustments, included in net income	0	(1)	(13)
Cumulative effect of accounting changes, net of tax	0
Total increase/(decrease)	1	(4)	12
Balance at end of period	61	60	64
Actuarial gains/(losses)
Increase (Decrease) in Accumulated other Comprehensive Income
Balance at beginning of period	(4,672)	(4,010)	(2,757)
Increase/(decrease)	7	(1,031)	(1,440)
Increase/(decrease) due to equity method investments	0	0	0
Reclassification adjustments, included in net income	387	369	187
Cumulative effect of accounting changes, net of tax	0
Total increase/(decrease)	394	(662)	(1,253)
Balance at end of period	(4,278)	(4,672)	(4,010)
Net prior service credit/ (cost)
Increase (Decrease) in Accumulated other Comprehensive Income
Balance at beginning of period	607	452	515
Increase/(decrease)	142	238	20
Increase/(decrease) due to equity method investments	0	0	0
Reclassification adjustments, included in net income	(106)	(83)	(83)
Cumulative effect of accounting changes, net of tax	0
Total increase/(decrease)	36	155	(63)
Balance at end of period	643	607	452
Accumulated Gains (Losses) On Liabilities Related To Credit Risk
Increase (Decrease) in Accumulated other Comprehensive Income
Increase/(decrease)	(1,043)
Increase/(decrease) due to equity method investments	0
Reclassification adjustments, included in net income	0
Cumulative effect of accounting changes, net of tax	475
Total increase/(decrease)	(568)
Balance at end of period	(568)
Accumulated other comprehensive income
Increase (Decrease) in Accumulated other Comprehensive Income
Balance at beginning of period	(16,635)	(15,003)	(15,875)
Increase/(decrease)	(458)	(1,938)	790
Increase/(decrease) due to equity method investments	(6)	(16)	4
Reclassification adjustments, included in net income	352	322	78
Cumulative effect of accounting changes, net of tax	475
Total increase/(decrease)	363	(1,632)	872
Balance at end of period	(16,272)	(16,635)	(15,003)
Bank
Increase (Decrease) in Accumulated other Comprehensive Income
Balance at beginning of period	(13,304)
Balance at end of period	(13,251)	(13,304)
Bank | Gains/(losses) on cash flow hedges
Increase (Decrease) in Accumulated other Comprehensive Income
Balance at beginning of period	6	(18)	9
Increase/(decrease)	(6)	0	(11)
Increase/(decrease) due to equity method investments	0	0
Reclassification adjustments, included in net income	(16)	24	(16)
Cumulative effect of accounting changes, net of tax	0
Total increase/(decrease)	(22)	24	(27)
Balance at end of period	(16)	6	(18)
Bank | Cumulative translation adjustments
Increase (Decrease) in Accumulated other Comprehensive Income
Balance at beginning of period	(12,751)	(11,623)	(13,738)
Increase/(decrease)	410	(1,133)	2,115
Increase/(decrease) due to equity method investments	0	(1)
Reclassification adjustments, included in net income	72	6	0
Cumulative effect of accounting changes, net of tax	0
Total increase/(decrease)	482	(1,128)	2,115
Balance at end of period	(12,269)	(12,751)	(11,623)
Bank | Unrealized gains/(losses) on securities
Increase (Decrease) in Accumulated other Comprehensive Income
Balance at beginning of period	50	56	35
Increase/(decrease)	2	(5)	21
Increase/(decrease) due to equity method investments	0	0
Reclassification adjustments, included in net income	0	(1)	0
Cumulative effect of accounting changes, net of tax	0
Total increase/(decrease)	2	(6)	21
Balance at end of period	52	50	56
Bank | Actuarial gains/(losses)
Increase (Decrease) in Accumulated other Comprehensive Income
Balance at beginning of period	(612)	(656)	(714)
Increase/(decrease)	131	(30)	14
Increase/(decrease) due to equity method investments	0	0
Reclassification adjustments, included in net income	79	74	44
Cumulative effect of accounting changes, net of tax	0
Total increase/(decrease)	210	44	58
Balance at end of period	(402)	(612)	(656)
Bank | Net prior service credit/ (cost)
Increase (Decrease) in Accumulated other Comprehensive Income
Balance at beginning of period	3	17	3
Increase/(decrease)	(1)	(1)	20
Increase/(decrease) due to equity method investments	0	0
Reclassification adjustments, included in net income	0	(13)	(6)
Cumulative effect of accounting changes, net of tax	0
Total increase/(decrease)	(1)	(14)	14
Balance at end of period	2	3	17
Bank | Accumulated Gains (Losses) On Liabilities Related To Credit Risk
Increase (Decrease) in Accumulated other Comprehensive Income
Increase/(decrease)	(1,083)
Increase/(decrease) due to equity method investments	0
Reclassification adjustments, included in net income	0
Cumulative effect of accounting changes, net of tax	465
Total increase/(decrease)	(618)
Balance at end of period	(618)
Bank | Accumulated other comprehensive income
Increase (Decrease) in Accumulated other Comprehensive Income
Balance at beginning of period	(13,304)	(12,224)	(14,405)
Increase/(decrease)	(547)	(1,169)	2,159
Increase/(decrease) due to equity method investments	0	(1)
Reclassification adjustments, included in net income	135	90	22
Cumulative effect of accounting changes, net of tax	465
Total increase/(decrease)	53	(1,080)	2,181
Balance at end of period	SFr (13,251)	SFr (13,304)	SFr (12,224)